Bank and Other Borrowings and Bank Overdrafts - Schedule of Principal and Interest Payments of Bank and Other Borrowings (Details) - Bank and Other Borrowings [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Principal and Interest Payments of Bank and Other Borrowings [Line Items]
2026		$ 10,791,869
2027	10,930,332	269,101
2028	267,235	274,277
2029	267,235	274,277
2030	257,034	271,014
2031	105,970	111,788
2032	105,970	88,322
2033	72,369	63,797
2034	49,537	16,324
2035	12,032
Total bank and other borrowings repayments	12,067,714	12,160,769
Less: future interest payment	(85,398)	(116,334)
Total bank and other borrowings recognized in the consolidated balance sheet	$ 11,982,316	$ 12,044,435